Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 29,075	€ 28,423	€ 27,119
Financed assets	5,947	5,848	6,181
Impact of changes in the scope of consolidation	130	0	(52)
Disposals and retirements	(102)	(154)	(164)
Depreciation and amortization, property, plant and equipment	(4,796)	(4,880)	(4,838)
Impairment	(5)	(6)	(15)
Translation adjustment	129	(319)	115
Reclassifications and other items	105	164	78
Net book value of property, plant and equipment in the closing balance	30,484	29,075	28,423
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	40	241	144
Financed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Financed assets	40
Depreciation and amortization, property, plant and equipment	(84)	(55)	(14)
Fixed assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation and amortization, property, plant and equipment	€ (4,712)	€ (4,825)	€ (4,824)